Share-based payments - Summary of Changes in Stock Options and Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2026 shares € / shares
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	3,951,032
Granted	717,500
Exercised (Vested and Settled)	(213,135)
Forfeited	0
Ending balance	4,455,397
Weighted average exercise price, Beginning balance | € / shares	€ 13.01
Weighted average exercise price, Granted | € / shares	24.27
Weighted average exercise price, Exercised (Vested and Settled) | € / shares	4.85
Weighted average exercise price, Forfeited | € / shares	0
Weighted average exercise price, Ending balance | € / shares	€ 12.56
Restricted Stock Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	1,417,632
Granted	616,605
Exercised (Vested and Settled)	(403,903)
Forfeited	(85,182)
Ending balance	1,545,152